UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund
Jacob Forward ETF

Semi-Annual Report
February 28, 2022

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Discovery Fund are mutual funds with the primary investment objective of long-term growth of capital. The Jacob Forward ETF is an exchange traded fund with the primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Schedules of Investments	8
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	29
Notes to the Financial Statements	36
Additional Information on Fund Expenses	53
Additional Information	56

Dear Fellow Investors,

While the start of the new fiscal period was encouraging, with declining COVID cases providing optimism that the economic rebound would continue, the emergence of Omicron coupled with a more hawkish Fed led to an inauspicious start to 2022. As the markets adjusted to rising inflation and the prospect of higher interest rates, geopolitical issues then moved to the forefront with Russia’s invasion of Ukraine. This tragic development added to the tremendous amount of uncertainty and volatility that were already in the many markets. While we share these legitimate concerns and worry about whether the Fed will be able to put the inflation genie back in the bottle, we remain encouraged by current business and consumer spending. Hopefully, the markets will be able to overcome a modest rise in interest rates, which arguably might be helpful in cooling any remaining speculative embers and providing some balance to the U.S. economy as it continues to deal with stressed supply chains and an unusually robust job market.

As for the Funds, the fiscal period has been very challenging, but we’re confident that the underperformance versus our benchmarks has been mainly the result of macro conditions rather than fundamental issues with our holdings. While we do expect this higher-than-usual volatility to continue, we still are aggressively shifting away from larger, more value-oriented holdings into select smaller growth opportunities that have had extreme declines as investors greatly reduced their risk exposure. While the risk-off pendulum may swing from one extreme to the other before settling down, we believe that ultimately higher stock prices will prove to be justified for those companies able to deliver strong revenue growth and earnings leverage. Hopefully, in the not-too-distant future, many of these broader global concerns will subside – including a peaceful resolution to the Ukrainian conflict – and we will see a return to valuations that better reflect a more optimistic economic outlook.

Jacob Internet Fund

The Jacob Internet Fund was down 25.35% for the fiscal period ended February 28, 2022, while the NASDAQ Composite Index declined 9.60%. The more significant declines in technology stocks as the market weakened had the greatest impact on our negative performance versus our benchmarks and peers.

The two worst-performing names in the period were relatively small positions, WM Technology and Porch Group, each down 58% and 60% respectively. WM Technology has struggled alongside most cannabis-related names as stalled progress with federal legalization and a thriving illicit market impacts the industry. We see brighter days ahead as more states come online and the industry continues to consolidate. Porch Group has been the subject of a few short reports questioning its model and business practices, which we believe are unfounded, and are still comfortable that they are still executing their strategy to offer valuable home-related services to consumers in a still-robust real estate market. Long-time and larger holdings, such as Twilio and Block (formerly Square), were also down over 50% in the period. These declines were not due to any business or execution issues, but rather a reduction in valuations among higher-priced tech companies that has been widespread since last year.

Bright spots in the fiscal period included a trio of chip companies – Transphorm, Identiv and Impinj – that managed to post positive returns of 66%, 18% and 17%, respectively. All three companies serve exciting fast-growing chip markets such as fast charging adapters and RFID readers and tags that are becoming ubiquitous in many different sectors. Given the rampant supply chain issues among hardware companies, our holdings have skillfully managed the challenges and continue to deliver impressive results. A final standout in the fiscal period was Silvergate Capital, up more than 13%. Even with a turbulent market for cryptocurrencies, Silvergate Capital continues to benefit from its leading exchange network (SEN) and the increasing needs of institutions to transact in this 24/7 market. Additionally, Silvergate Capital recently purchased the Diem assets from Facebook in order to accelerate their entry into stablecoins, which is one of the fastest growing areas of digital currencies.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund was down 29.22% through February 28, 2022 while the Russell 2000 Growth Index declined 16.35%. As with Jacob Internet Fund, there were only a few holdings that managed positive returns in the period. Most of our worst-performing holdings were in the healthcare sector, which due to their more speculative characteristics fared poorly as recent market declines deepened.

Thankfully, many of the Fund’s holdings that most negatively affected our performance were lighter weighted healthcare names. Our worst-performing name, DermTech, has had a heavy lift in convincing dermatologists to consider using their new genetic adhesive stickers as part of their practices, leading to a near 66% drop in the period. While taking longer than we expected, we still believe that clearer reimbursement coverage and easy applicability should lead to broader adoption over time. DraftKings, down over 60% in the period, was negatively affected by increasing promotional spending in order to acquire customers in new markets, with the heaviest activity in New York. Because of the high expected lifetime value of these accounts, we believe these short-term expenditures will prove wise as gaining early scale in these markets is so critical for success. As in Jacob Internet Fund, WM Technology rounded out the weakest performers in the fiscal period.

Besides Impinj and Silvergate Capital being top holdings in this fund, there were only two additional names that were positive in the fiscal period. Inspired Entertainment was a standout, up over 13% in the period, as they continue to benefit from a post-Covid recovery in in-person gaming in Great Britain, their largest market. Additionally, Inspired Entertainment has continue to expand their virtual game offerings around the world, including the U.S., and made a recent acquisition in iLottery that will help them grow their share in the market as well.  Krystal Biotech, up over 9% in the period, benefited from positive results in a final clinical trial for Dystrophic Epidermolysis Bullosa (DEB), a rare skin disease. With approval likely before the end of the year, and promising studies for additional aesthetic uses, this redosable gene therapy has potential in many more indications.

Jacob Discovery Fund

The Jacob Discovery Fund was down 24.83% for the fiscal period ended February 28, 2022, while the Russell Microcap Growth Index declined 25.11%.

While we will never be pleased with negative returns, we are encouraged that we were able to keep up with the broader benchmark given that the Discovery Fund is one of the smallest – if not the smallest – institutional growth-oriented funds available for purchase in terms of the average market cap size of its portfolio holdings. The past six months have not provided a favorable investment backdrop for small growth holdings, to say the least, and as a rule, the smaller you were, the harder your stock was hit (notice the 25% drop in the Russell Microcap Growth Index vs. the 16% drop in the broader Russell 2000 Growth Index).

Microcap biotech and healthcare names may have been the hardest hit of all, and it’s not a surprise that some of our weakest names, including four of our five worst-performing, were in this area: Precision BioSciences, DermTech, NeuBase Therapeutics, and iCAD, down 66%, 66%, 63% and 60%, respectively. These are all very different companies at different stages of development, but like most microcap biotech and healthcare names, all of them are still burning cash and unprofitable, which is a problem in the current risk-off market. Except for iCAD, which we are trimming due to uncertainty about its technology leadership and end markets, we still have confidence in the science and long-term prospects for these names and are generally holding onto our small positions in each. While we believe the extreme weakness in many of our names will lead to higher returns in the future, we have continued to reduce exposure to names that are likely to require fresh financings in the next six to twelve months.

It wasn’t all negative for the Fund during the fiscal period. Our best-performing name was a recruiting firm called Hudson Global up 74%, which benefited from strong leadership, smart acquisitions and a very healthy labor market in which finding talent was a big challenge – if not the biggest – facing corporations throughout the global economy. Although when we first invested in Hudson Global, the stock was trading at a negative enterprise value, the company still trades at a reasonable multiple given solid growth prospects. Another strong performer for the fund was First Internet Bancorp, up 64%. Rising interest rates and a healthy, post-Covid economy have been big plusses for the rather conservatively run online banker, but a fuller valuation and a yield curve that is now on the brink of inverting means we have been trimming the name.

We continue to focus our resources on the names in the portfolio we trust the most, ones that enjoy long-term secular tailwinds and/or impressive proprietary technology that give them the best likelihood of growing through a likely choppy environment. And we will continue to do our best to try and find interesting and underappreciated growth opportunities that are being overlooked by much of traditional institutional Wall Street.

Jacob Forward ETF

The Jacob Forward ETF’s net asset value was down 31.31% and its market price was down 31.24% for the fiscal period ended February 28, 2022 while the S&P 500 Index declined 2.62%. Not surprisingly, a large cap index like the S&P 500 held up much better during the recent market decline, and benefits from being diversified across many disparate sectors.

As the Jacob Forward ETF combines and incorporates many of the same top holdings as our other three strategies, the best and worst performing positions were very similar to the abovementioned holdings. DraftKings, Porch Group and WM Technology had the biggest declines in the period, down 60%, 60% and 58%, respectively. Impinj, Silvergate Capital and Krystal Biotech were the only holdings with positive returns in the period, up 18%, 13% and 10% respectively. Please refer to the abovementioned commentary for a more detailed explanation on each.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you again for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the internet area, particularly with respect to smaller capitalized companies and the high volatility of internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedules of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell Microcap Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2022
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2022
(as a percentage of total investments)
(Unaudited)

JACOB DISCOVERY FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2022
(as a percentage of total investments)
(Unaudited)

JACOB FORWARD ETF
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2022
(as a percentage of total investments)
(Unaudited)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS		100.0%
	Business Services	14.7%
605,000	comScore, Inc.*			$1,585,100
195,175	OptimizeRx Corp.*			8,839,476
93,675	Zillow Group, Inc.—Class C*			5,388,186
				15,812,762
	Calculating & Accounting
	Machines (No Electronic Computers)	2.7%
373,000	Cantaloupe, Inc.*			2,898,210
	Catalog & Mail-Order Houses	0.5%
4,800	Alibaba Group Holding Ltd.—ADR*^			504,912
	Communications Equipment	1.4%
430,740	Powerfleet, Inc.*			1,537,742
	Computer Communications Equipment	3.8%
594,600	Lantronix, Inc.*			4,084,902
	Computer Integrated Systems Design	1.7%
162,500	Telos Corp.*			1,855,750
	Computer Peripheral Equipment	8.8%
229,726	Identiv, Inc.*			4,815,057
282,911	Immersion Corp.*			1,505,086
45,800	Impinj, Inc.*			3,148,750
				9,468,893
	Computer Programming Services	3.5%
62,000	Doximity, Inc.—Class A*			3,803,700
	Computer Programing, Data Processing, Etc.	12.9%
380	Alphabet, Inc.—Class C*			1,025,172
15,800	MongoDB, Inc.*			6,035,442
13,400	Tencent Holdings Ltd. (HKD)(a)			723,082
171,317	Twitter, Inc.*			6,090,319
				13,874,015
	Electric Services	1.7%
252,817	Transphorm, Inc.*			1,832,923
	Miscellaneous Amusement & Recreation	2.3%
102,000	DraftKings, Inc.—Class A*			2,415,360
	Nonstore Retailers	1.3%
240,000	Rover Group, Inc.*			1,370,400

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.0%
	Patent Owners & Lessors	7.5%
165,496	Digital Turbine, Inc.*			$8,023,246
	Personal Services	1.7%
54,400	Yelp, Inc.*			1,843,616
	Pharmaceutical Preparations	1.5%
122,000	Galaxy Digital Holdings Ltd.*			1,586,000
	Prepackaged Software	19.5%
36,300	Block, Inc.*			4,628,250
10,000	Cloudflare, Inc.—Class A*			1,164,200
408,000	Cvent Holding Corp.*			3,284,400
290,543	Inspired Entertainment, Inc.*			4,186,725
228,400	Porch Group, Inc.*			1,850,040
24,200	Twilio, Inc.—Class A*			4,230,160
279,300	WM Technology, Inc.*			1,633,905
				20,977,680
	Real Estate	0.3%
584,681	Leju Holdings Ltd.—ADR*^			344,786
	Retail Stores	0.0%
638	JD.com, Inc.—Class A (HKD)*(a)			22,792
	Security Brokers, Dealers & Flotation Companies	5.6%
760,000	Voyager Digital Ltd.*			5,996,400
	Semiconductors and Related Devices	1.4%
36,300	CEVA, Inc.*			1,479,951
	State Commercial Banks	7.2%
60,325	Silvergate Capital Corp.—Class A*			7,726,426
	TOTAL COMMON STOCKS (Cost $81,074,768)			107,460,466

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares			Value
	MONEY MARKET FUND	0.0%
42,184	First American Government Obligations Fund—Class X, 0.03%(b)		$42,184
	TOTAL MONEY MARKET FUND (Cost $42,184)		42,184
	TOTAL INVESTMENTS (Cost $81,116,952)—100.0%		107,502,650
	LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%		(19,058)
	TOTAL NET ASSETS—100.0%		$107,483,592

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depositary Receipt.
(HKD)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(a)	Level 2 Security.
(b)	7-day yield.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS		100.0%
	Biological Products (No Diagnostic Substances)	9.7%
45,121	Aerie Pharmaceuticals, Inc.*			$374,504
2,000	Beam Therapeutics, Inc.*			156,700
2,000	CRISPR Therapeutics AG*^			122,740
7,402	Krystal Biotech, Inc.*			470,397
28,712	Precision BioSciences, Inc.*			122,026
2,300	Twist Bioscience Corp.*			128,662
				1,375,029
	Business Services	6.7%
20,835	OptimizeRx Corp.*			943,617
	Calculating & Accounting
	Machines (No Electronic Computers)	2.7%
48,269	Cantaloupe, Inc.*			375,050
	Computer Integrated Systems Design	1.6%
19,633	Telos Corp.*			224,209
	Computer Peripheral Equipment	4.3%
36,391	Immersion Corp.*			193,600
6,044	Impinj, Inc.*			415,525
				609,125
	Computer Programming Services	3.5%
8,000	Doximity, Inc.—Class A*			490,800
	Eating Places	2.3%
10,000	BJ’s Restaurants, Inc.*			320,700
	Family Clothing Stores	2.6%
17,769	American Eagle Outfitters, Inc.			374,570
	Industrial Organic Chemicals	8.2%
38,751	Amyris, Inc.*			176,704
49,446	Codexis, Inc.*			985,459
				1,162,163
	Medical Laboratories	2.7%
7,317	CareDx, Inc.*			280,826
7,612	DermTech, Inc.*			97,358
				378,184

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.0%
	Miscellaneous Business Services	0.6%
800	NV5 Global, Inc.*			$85,800
	Miscellaneous Metal Ores	3.8%
179,182	Thunderbird Entertainment Group, Inc.*^			541,058
	Nonstore Retailers	1.2%
30,000	Rover Group, Inc.*			171,300
	Patent Owners & Lessors	6.7%
19,397	Digital Turbine, Inc.*			940,367
	Personal Services	1.7%
7,068	Yelp, Inc.*			239,535
	Pharmaceutical Preparations	11.7%
10,073	Akouos, Inc.*			53,790
4,954	Apellis Pharmaceuticals, Inc.*			210,694
3,630	Arcturus Therapeutics Holdings, Inc.*			87,011
14,872	Galaxy Digital Holdings Ltd.*			193,336
49,628	Harrow Health, Inc.*			382,632
46,197	Heron Therapeutics, Inc.*			327,999
7,549	Ideaya Biosciences, Inc.*			99,647
71,424	NeuBase Therapeutics, Inc.*			105,707
5,300	Schrodinger, Inc.*			184,228
				1,645,044
	Prepackaged Software	9.8%
52,600	Cvent Holding Corp.*			423,430
37,092	Inspired Entertainment, Inc.*			534,496
28,489	Porch Group, Inc.*			230,761
34,403	WM Technology, Inc.*			201,257
				1,389,944
	Security Brokers, Dealers & Flotation Companies	4.9%
87,444	Voyager Digital Ltd.*			689,933
	Semiconductors and Related Devices	1.4%
4,788	CEVA, Inc.*			195,207
	State Commercial Banks	6.3%
6,982	Silvergate Capital Corp.—Class A*			894,255

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.0%
	Surgical and Medical Instruments and Apparatus	7.6%
97,063	Alphatec Holdings, Inc.*			$1,069,634
	TOTAL COMMON STOCKS (Cost $11,711,910)			14,115,524
	TOTAL INVESTMENTS (Cost $11,711,910)—100.0%			14,115,524
	LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%			(367)
	TOTAL NET ASSETS—100.0%			$14,115,157

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS		98.2%
	Advertising	0.4%
265,000	IZEA Worldwide, Inc.*			$286,200
	Advertising Agencies	1.0%
148,541	SRAX, Inc.*			661,007
	Amusement & Recreation Services	0.9%
260,000	Super League Gaming, Inc.*			582,400
	Biological Products (No Diagnostic Substances)	7.0%
182,100	Aerie Pharmaceuticals, Inc.*			1,511,430
215,000	IMV, Inc.*^			275,200
34,500	Krystal Biotech, Inc.*			2,192,475
167,000	Precision BioSciences, Inc.*			709,750
				4,688,855
	Bottled & Canned Soft Drinks & Carbonated Waters	0.2%
480,000	Reed’s, Inc.*			141,024
	Business Services	5.3%
415,000	comScore, Inc.*			1,087,300
54,793	OptimizeRx Corp.*			2,481,575
				3,568,875
	Calculating & Accounting
	Machines (No Electronic Computers)	2.9%
248,600	Cantaloupe, Inc.*			1,931,622
	Communications Equipment	1.6%
294,599	Powerfleet, Inc.*			1,051,718
	Computer Communications Equipment	4.4%
432,279	Lantronix, Inc.*			2,969,757
	Computer Peripheral Equipment	9.5%
168,000	Identiv, Inc.*			3,521,280
189,174	Immersion Corp.*			1,006,406
26,700	Impinj, Inc.*			1,835,625
				6,363,311
	Computer Processing & Data Preparation	2.2%
228,958	Park City Group, Inc.*			1,463,042
	Computer Programing Services	0.6%
385,000	Scout Gaming Group AB (SEK)*(a)			419,710

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		98.2%
	Electric Services	1.7%
161,409	Transphorm, Inc.*			$1,170,215
	Electronic Components & Accessories	1.3%
36,000	IntriCon Corp.*			861,480
	Functions Related to Depository Banking	2.0%
410,000	Usio, Inc.*			1,348,900
	Games, Toys & Children’s Vehicles (No Dolls & Bicycles)	0.5%
560,000	BIGG Digital Assets, Inc.*^			364,000
	Gold and Silver Ores	1.1%
1,200,000	Solitario Zinc Corp.*			720,000
	Help Supply Services	5.1%
114,907	Hudson Global, Inc.*			3,424,229
	Industrial Organic Chemicals	3.5%
119,006	Codexis, Inc.*			2,371,790
	Medical Laboratories	2.9%
137,832	Celcuity, Inc.*			1,392,103
42,000	DermTech, Inc.*			537,180
				1,929,283
	Metal Mining	1.2%
450,000	Western Copper & Gold Corp.*^			801,000
	Mining & Quarrying of Nonmetallic Mineral (No Fuels)	1.0%
620,000	Azimut Exploration, Inc.*^			688,200
	Miscellaneous Metal Ores	4.1%
918,000	Thunderbird Entertainment Group, Inc.*^			2,771,993
	Nonstore Retailers	0.4%
53,000	Rover Group, Inc.*			302,630
	Pharmaceutical Preparations	15.4%
50,000	Akouos, Inc.*			267,000
200,000	Arbutus Biopharma Corp.*			640,000
22,200	Arcturus Therapeutics Holdings, Inc.*			532,134
650,000	Athersys, Inc.*			583,115
340,000	Columbia Care, Inc.*^			1,054,000
365,000	ContraFect Corp.*			1,211,800
275,000	DiaMedica Therapeutics, Inc.*			723,250
249,889	Harrow Health, Inc.*			1,926,644

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		98.2%
	Pharmaceutical Preparations—(Continued)	15.4%
37,000	Ideaya Biosciences, Inc.*			$488,400
355,000	NeuBase Therapeutics, Inc.*			525,400
104,910	Omeros Corp.*			755,352
130,994	Tela Bio, Inc.*			1,678,033
				10,385,128
	Prepackaged Software	7.7%
200,596	Inspired Entertainment, Inc.*			2,890,588
93,500	Porch Group, Inc.*			757,350
296,700	Qumu Corp.*			566,697
160,000	WM Technology, Inc.*			936,000
				5,150,635
	Real Estate	0.3%
400,869	Leju Holdings Ltd.—ADR*^			236,392
	Security Brokers, Dealers & Flotation Companies	3.0%
260,000	Voyager Digital Ltd.*			2,051,400
	Semiconductors and Related Devices	1.5%
24,440	CEVA, Inc.*			996,419
	State Commercial Banks	3.0%
150,000	BM Technologies, Inc.*			1,431,000
12,197	First Internet Bancorp			596,189
				2,027,189
	Surgical and Medical Instruments and Apparatus	6.5%
289,500	Alphatec Holdings, Inc.*			3,190,290
185,000	CytoSorbents Corp.*			715,950
90,910	iCAD, Inc.*			439,095
				4,345,335
	TOTAL COMMON STOCKS (Cost $72,041,270)			66,073,739

	PREFERRED STOCKS		0.1%
	Advertising Agencies	0.1%
368,541	SRAX, Inc.*(b)			67,738
	TOTAL PREFERRED STOCKS (Cost $18,017)			67,738

The accompanying notes are an integral part of these financial statements.

JACOB DISCOVERY FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares			Value
	MONEY MARKET FUND	1.7%
1,135,161	First American Government Obligations Fund—Class X, 0.03%(c)		$1,135,161
	TOTAL MONEY MARKET FUND (Cost $1,135,161)		1,135,161
	TOTAL INVESTMENTS (Cost $73,194,448)—100.0%		67,276,638
	LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%		(8,210)
	TOTAL NET ASSETS—100.0%		$67,268,428

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depositary Receipt.
(SEK)	Security denominated in Swedish Krona. Value translated into U.S. Dollars.
(a)	Level 2 Security.
(b)	Level 3 Security. Security is valued in good faith in accordance with procedures approved by the Board of Directors.
(c)	7-day yield.

The accompanying notes are an integral part of these financial statements.

JACOB FORWARD ETF
SCHEDULE OF INVESTMENTS(+)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS		100.0%
	Biological Products (No Diagnostic Substances)	10.2%
19,342	Aerie Pharmaceuticals, Inc.*			$160,539
826	Beam Therapeutics, Inc.*			64,717
898	CRISPR Therapeutics AG*^			55,110
3,008	Krystal Biotech, Inc.*			191,158
965	Twist Bioscience Corp.*			53,982
				525,506
	Business Services	10.1%
6,242	OptimizeRx Corp.*			282,700
4,097	Zillow Group, Inc.—Class C*			235,659
				518,359
	Catalog & Mail-Order Houses	0.4%
216	Alibaba Group Holding Ltd.—ADR*^			22,721
	Computer Integrated Systems Design	1.4%
6,278	Telos Corp.*			71,695
	Computer Peripheral Equipment	2.7%
2,047	Impinj, Inc.*			140,731
	Computer Programmings Services	3.2%
2,669	Doximity, Inc.—Class A*			163,743
	Computer Programming, Data Processing, Etc.	10.9%
15	Alphabet, Inc.—Class C*			40,467
646	MongoDB, Inc.*			246,766
626	Tencent Holdings Ltd.—ADR^			33,673
6,745	Twitter, Inc.*			239,785
				560,691
	Industrial Organic Chemicals	7.8%
16,065	Amyris, Inc.*			73,256
16,496	Codexis, Inc.*			328,765
				402,021
	Medical Laboratories	3.2%
2,992	CareDx, Inc.*			114,833
3,795	DermTech, Inc.*			48,538
				163,371

The accompanying notes are an integral part of these financial statements.

JACOB FORWARD ETF
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		100.0%
	Miscellaneous Amusement & Recreation	1.8%
4,009	DraftKings, Inc.—Class A*			$94,933
	Nonstore Retailers	1.3%
11,489	Rover Group, Inc.*			65,602
	Patent Owners & Lessors	6.2%
6,621	Digital Turbine, Inc.*			320,986
	Pharmaceutical Preparations	8.6%
2,007	Apellis Pharmaceuticals, Inc.*			85,358
1,485	Arcturus Therapeutics Holdings, Inc.*			35,595
5,233	Galaxy Digital Holdings Ltd.*			68,029
18,356	Heron Therapeutics, Inc.*			130,328
3,318	Ideaya Biosciences, Inc.*			43,798
2,351	Schrodinger, Inc.*			81,721
				444,829
	Prepackaged Software	13.8%
1,559	Block, Inc.*			198,772
409	Cloudflare, Inc.—Class A*			47,616
16,517	Cvent Holding Corp.*			132,962
10,150	Porch Group, Inc.*			82,215
1,041	Twilio, Inc.—Class A*			181,967
11,900	WM Technology, Inc.*			69,615
				713,147
	Security Brokers, Dealers & Flotation Companies	4.5%
29,293	Voyager Digital Ltd.*			231,122
	Semiconductors & Related Devices	1.2%
1,473	CEVA, Inc.*			60,054
	State Commercial Banks	5.9%
2,395	Silvergate Capital Corp.—Class A*			306,752
	Surgical and Medical Instruments and Apparatus	6.8%
31,889	Alphatec Holdings, Inc.*			351,417
	TOTAL COMMON STOCKS (Cost $7,058,628)			5,157,680

The accompanying notes are an integral part of these financial statements.

JACOB FORWARD ETF
SCHEDULE OF INVESTMENTS(+) (Continued)
February 28, 2022 (Unaudited)

Shares			Value
	MONEY MARKET FUND	0.0%
1,344	First American Government Obligations Fund—Class X, 0.03%(a)		$1,344
	TOTAL MONEY MARKET FUND (Cost $1,344)		1,344
	TOTAL INVESTMENTS (Cost $7,059,972)—100.0%		5,159,024
	OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		744
	TOTAL NET ASSETS—100.0%		$5,159,768

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depositary Receipt.
(a)	7-day yield.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

		Jacob
	Jacob	Small Cap	Jacob
	Internet Fund	Growth Fund	Discovery Fund
Assets:
Investments, at value (cost $81,116,952, $11,711,910
and $73,194,448, respectively)	$107,502,650	$14,115,524	$67,276,638
Receivable for capital shares sold	24,629	—	100,426
Receivable for investments sold	346,425	32,396	—
Dividend and interest receivable	13	1	18
Prepaid expenses and other assets	38,481	24,625	35,517
Total Assets	107,912,198	14,172,546	67,412,599

Liabilities:
Payable for securities purchased	137,604	—	—
Payable for capital shares repurchased	64,182	1,026	5,920
Payable for investment adviser fees	101,665	4,633	57,053
Payable to custodian	—	14,324	—
Payable for distribution and shareholder
servicing expenses – Investor Class (see Note 7)	20,391	1,065	9,112
Accrued accounting fees	7,145	5,723	7,440
Accrued administration fees	27,059	8,836	17,804
Accrued audit fees	7,935	7,935	7,935
Accrued directors fees	14,275	1,838	8,365
Accrued legal fees	1,997	847	535
Accrued transfer agent fees	34,510	9,977	27,226
Accrued expenses and other liabilities	11,843	1,185	2,781
Total Liabilities	428,606	57,389	144,171
Net Assets	$107,483,592	$14,115,157	$67,268,428

Net Assets Consist Of:
Capital stock	$80,582,811	$12,494,162	$80,569,867
Total distributable earnings/accumulated losses	26,900,781	1,620,995	(13,301,439)
Total Net Assets	$107,483,592	$14,115,157	$67,268,428

Institutional Class
Net Assets	$227,597	$8,469,593	$20,321,175
Shares outstanding(1)	29,507	319,536	600,848
Net asset value, redemption price and offering price per share(2)	$7.71	$26.51	$33.82

Investor Class
Net Assets	$107,255,995	$5,645,564	$46,947,253
Shares outstanding(1)	13,905,617	220,430	1,536,040
Net asset value, redemption price and offering price per share(2)	$7.71	$25.61	$30.56
_______________

(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022 (Unaudited)

Jacob
Forward ETF
Assets:
Investments, at value (cost $7,059,972)	$5,159,024
Receivable for investments sold	2,063
Dividend and interest receivable	977
Total Assets	5,162,064

Liabilities:
Payable for investment adviser fees	2,296
Total Liabilities	2,296
Net Assets	$5,159,768

Net Assets Consist Of:
Capital stock	$7,168,514
Total accumulated losses	(2,008,746)
Total Net Assets	$5,159,768

Net Asset Value
Net Assets	$5,159,768
Shares outstanding(1)	360,000
Net asset value, redemption price and offering price per share(2)	$14.33
_______________

(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares may be charged for a redemption fee by the Fund. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2022 (Unaudited)

		Jacob
	Jacob	Small Cap	Jacob
	Internet Fund	Growth Fund	Discovery Fund
Investment Income:
Dividend income	$15,284	$4,817	$—
Interest income	159	10	483
Total Investment Income	15,443	4,827	483

Expenses:
Investment adviser fees	926,491	79,924	519,829
Foreign issuance fees	—	—	6,766 (1)
Distribution and shareholder servicing expenses – Investor Class (See Note 7)	185,282	11,506	85,723
Administration fees	82,801	29,535	51,299
Fund accounting fees	20,200	17,319	21,796
Transfer agent fees	101,873	29,336	83,240
Custody fees	13,299	4,033	7,036
Federal and state registration	20,442	21,688	32,461
Insurance expense	3,591	650	1,729
Audit fees	7,935	7,935	7,935
Legal fees	32,303	4,976	17,903
Printing and mailing of reports to shareholders	10,798	1,286	5,782
Directors’ fees	25,755	3,339	16,648
Miscellaneous expenses	2,776	1,343	1,342
Total Expenses	1,433,546	212,870	859,489
Expense Waiver (See Note 6)	(2)	(5,492)	—
Net Expenses	1,433,544	207,378	859,489
Net Investment Loss	(1,418,101)	(202,551)	(859,006)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	8,623,255	871,728	(4,687,323)
Change in net unrealized depreciation on investments	(46,942,341)	(7,207,184)	(20,707,012)
Net realized and unrealized loss on investments	(38,319,086)	(6,335,456)	(25,394,335)
Net Decrease in Net Assets Resulting from Operations	$(39,737,187)	$(6,538,007)	$(26,253,341)
_______________

(1)	Net of $6,747 in dividend income.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2022 (Unaudited)

Jacob
Forward ETF
Investment Income:
Interest income	$1
Total Investment Income	1

Expenses:
Investment adviser fees	25,504
Net Expenses	25,504
Net Investment Loss	(25,503)

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(10,449)
Change in net unrealized depreciation on investments	(2,418,761)
Net realized and unrealized loss on investments	(2,429,210)
Net Decrease in Net Assets Resulting from Operations	$(2,454,713)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Operations:
Net investment loss	$(1,418,101)	$(2,624,361)
Net realized gain on investment transactions	8,623,255	9,203,477
Change in net unrealized appreciation/depreciation on investments	(46,942,341)	36,675,566
Net increase (decrease) in net assets resulting from operations	(39,737,187)	43,254,682

Distributions to Shareholders:
Investor Class	(4,453,875)	(11,729,504)
Net decrease in net assets resulting from distributions paid	(4,453,875)	(11,729,504)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	13,476,239	152,314,100
Proceeds from reinvestment of distribution	4,330,889	11,281,774
Cost of shares redeemed	(36,271,192)	(94,471,649)
Redemption fees	19,708	344,107
Net increase (decrease) in net assets resulting from capital share transactions	(18,444,356)	69,468,332

Net Increase (Decrease) in Net Assets	(62,635,418)	100,993,510
Net Assets:
Beginning of period	170,119,010	69,125,500
End of period	$107,483,592	$170,119,010

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Operations:
Net investment loss	$(202,551)	$(447,851)
Net realized gain on investment transactions	871,728	4,687,489
Change in net unrealized appreciation/depreciation on investments	(7,207,184)	3,681,505
Net increase (decrease) in net assets resulting from operations	(6,538,007)	7,921,143

Distributions to Shareholders:
Institutional Class	(1,585,241)	(1,415,462)
Investor Class	(1,165,724)	(840,006)
Net decrease in net assets resulting from distributions paid	(2,750,965)	(2,255,468)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	903,315	18,437,137
Proceeds from reinvestment of distribution	2,670,273	2,180,879
Cost of shares redeemed	(10,336,958)	(13,984,766)
Redemption fees	1,627	31,345
Net increase (decrease) in net assets resulting from capital share transactions	(6,761,743)	6,664,595

Net Increase (Decrease) in Net Assets	(16,050,715)	12,330,270
Net Assets:
Beginning of period	30,165,872	17,835,602
End of period	$14,115,157	$30,165,872

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Operations:
Net investment loss	$(859,006)	$(1,165,303)
Net realized gain (loss) on investment transactions	(4,687,323)	6,164,507
Change in net unrealized appreciation/depreciation on investments	(20,707,012)	7,788,815
Net increase (decrease) in net assets resulting from operations	(26,253,341)	12,788,019

Distributions to Shareholders:
Institutional Class	(585,464)	(1,111,442)
Investor Class	(1,576,154)	(671,891)
Net decrease in net assets resulting from distributions paid	(2,161,618)	(1,783,333)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	24,983,492	170,996,300
Proceeds from reinvestment of distribution	1,983,979	1,754,688
Cost of shares redeemed	(43,138,649)	(93,054,965)
Redemption fees	21,239	206,392
Other transaction(1)	—	3,570
Net increase (decrease) in net assets resulting from capital share transactions	(16,149,939)	79,905,985

Net Increase (Decrease) in Net Assets	(44,564,898)	90,910,671
Net Assets:
Beginning of period	111,833,326	20,922,655
End of period	$67,268,428	$111,833,326
_______________

(1)	Reimbursement from U.S. Bank Global Fund Services due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB FORWARD ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Period Ended
	(Unaudited)	August 31, 2021(1)
Operations:
Net investment loss	$(25,503)	$(5,539)
Net realized loss on investment transactions	(10,449)	(39,443)
Change in net unrealized appreciation/depreciation on investments	(2,418,761)	517,813
Net increase (decrease) in net assets resulting from operations	(2,454,713)	472,831

Distributions to Shareholders:
Net dividends and distributions to shareholders	(26,864)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,100,389	7,063,390
Cost of shares redeemed	(997,390)	—
Transaction Fees (Note 3)	43	2,082
Net increase in net assets resulting from capital share transactions	103,042	7,065,472

Net Increase (Decrease) in Net Assets	(2,378,535)	7,538,303
Net Assets:
Beginning of period	7,538,303	—
End of period	$5,159,768	$7,538,303
_______________

(1)	Commencement of investment operations on July 13, 2021.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout the period presented.

	Period Ended
	February 28, 2022(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.48

Loss from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized loss on investment transactions	(1.74)
Total from investment operations	(1.77)
Paid in capital from redemption fees(3)	0.00	(4)
Net asset value, end of period	$7.71
Total return	-18.76	%(5)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$228
Ratio of gross operating expenses (prior to waiver) to average net assets	2.69	%(6)
Ratio of net operating expenses (after waiver) to average net assets(7)	2.65	%(6)
Ratio of net investment loss (prior to waiver) to average net assets	(2.61	)%(6)
Ratio of net investment loss (after waiver) to average net assets(7)	(2.57	)%(6)
Portfolio turnover rate(8)	20	%(5)
_______________

(1)	Commencement of investment operations on December 31, 2021.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period.
(4)	Less than $0.01 per share.
(5)	Not annualized.
(6)	Annualized.
(7)
For the period December 31, 2021 (inception date) through January 5, 2023, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.65%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$10.63		$7.18	$5.22	$5.40	$4.76	$4.39

Income (loss) from investment operations:
Net investment loss(1)	(0.09)		(0.19)	(0.12)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss)
on investment transactions	(2.54)		4.81	2.65	0.29	1.31	0.67
Total from investment operations	(2.63)		4.62	2.53	0.19	1.20	0.57
Less distributions from net realized gains	(0.29)		(1.19)	(0.57)	(0.37)	(0.56)	(0.20)
Paid in capital from redemption fees(2)	0.00	(3)	0.02	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period/year	$7.71		$10.63	$7.18	$5.22	$5.40	$4.76
Total return	-25.35	%(4)	71.34%	55.45%	4.61%	28.12%	13.65%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$107,256		$170,119	$69,126	$49,766	$51,240	$43,606
Ratio of operating expenses to average net assets(5)	1.93	%(6)	1.93%	2.50%	2.32%	2.42%	2.38%
Ratio of net investment loss to average net assets(5)	(1.91	)%(6)	(1.88)%	(2.42)%	(2.08)%	(2.16)%	(2.15)%
Portfolio turnover rate(7)	20	%(4)	44%	52%	50%	46%	46%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)
For the period September 1, 2011 through January 5, 2023, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$43.52		$30.80	$23.91	$28.81	$18.52	$16.82

Income (loss) from investment operations:
Net investment loss(1)	(0.34)		(0.68)	(0.42)	(0.39)	(0.34)	(0.27)
Net realized and unrealized gain (loss)
on investment transactions	(11.05)		18.37	7.98	(4.26)	10.63	1.97
Total from investment operations	(11.39)		17.69	7.56	(4.65)	10.29	1.70
Less distributions from net realized gains	(5.62)		(5.02)	(0.67)	(0.25)	—	—
Paid in capital from redemption fees(2)	0.00	(3)	0.05	0.00 (3)	—	0.00 (3)	—
Net asset value, end of period/year	$26.51		$43.52	$30.80	$23.91	$28.81	$18.52
Total return	-29.07	%(4)	62.04%	32.23%	-16.17%	55.56%	10.11	%(5)

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$8,470		$12,782	$12,799	$10,825	$14,621	$10,480
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.05	%(6)	1.84%	2.56%	2.22%	2.46%	2.59%
Ratio of net operating expenses
(after waiver) to average net assets(7)	1.95	%(6)	1.74%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.00	)%(6)	(1.80)%	(2.32)%	(1.81)%	(2.04)%	(2.19)%
Ratio of net investment loss
(after waiver) to average net assets(7)	(1.90	)%(6)	(1.70)%	(1.71)%	(1.54)%	(1.53)%	(1.55)%
Portfolio turnover rate(8)	17	%(4)	71%	89%	88%	81%	60%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(6)	Annualized.
(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2023, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$42.33		$30.14	$23.48	$28.36	$18.28	$16.66

Income (loss) from investment operations:
Net investment loss(1)	(0.39)		(0.76)	(0.49)	(0.46)	(0.40)	(0.32)
Net realized and unrealized gain (loss)
on investment transactions	(10.71)		17.92	7.82	(4.19)	10.48	1.94
Total from investment operations	(11.10)		17.16	7.33	(4.65)	10.08	1.62
Less distributions from net realized gains	(5.62)		(5.02)	(0.67)	(0.25)	—	—
Paid in capital from redemption fees(2)	0.00	(3)	0.05	0.00 (3)	0.02	0.00 (3)	0.00	(3)
Net asset value, end of period/year	$25.61		$42.33	$30.14	$23.48	$28.36	$18.28
Total return	-29.22	%(4)	61.60%	31.83%	-16.35%	55.14%	9.72	%(5)

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$5,645		$17,384	$5,037	$4,538	$6,415	$4,326
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.22	%(6)	1.97%	2.81%	2.47%	2.71%	2.84%
Ratio of net operating expenses
(after waiver) to average net assets(7)	2.22	%(6)	1.93%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.18	)%(6)	(1.93)%	(2.57)%	(2.05)%	(2.29)%	(2.44)%
Ratio of net investment loss
(after waiver) to average net assets(7)	(2.18	)%(6)	(1.89)%	(2.01)%	(1.83)%	(1.83)%	(1.85)%
Portfolio turnover rate(8)	17	%(4)	71%	89%	88%	81%	60%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(6)	Annualized.
(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2023, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB DISCOVERY FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$45.90		$27.00	$19.26	$18.50	$11.32	$12.11

Income (loss) from investment operations:
Net investment loss(1)	(0.33)		(0.65)	(0.35)	(0.29)	(0.29)	(0.28)
Net realized and unrealized gain (loss)
on investment transactions	(10.85)		21.69	8.09	1.05	7.47	(0.51)
Total from investment operations	(11.18)		21.04	7.74	0.76	7.18	(0.79)
Less distributions from net investment income	(0.18)		—	—	—	—	—
Less distributions from net realized gains	(0.73)		(2.24)	—	—	—	—
Paid in capital from redemption fees(2)	0.01		0.10	0.00 (3)	—	—	—
Net asset value, end of period/year	$33.82		$45.90	$27.00	$19.26	$18.50	$11.32
Total return	-24.72	%(4)	82.06%	40.19%	4.11%	63.43%	-6.52%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$20,321		$30,536	$13,249	$9,840	$9,098	$5,870
Ratio of gross operating expenses
(prior to waiver) to average net assets	1.64	%(5)	1.74%	2.90%	2.90%	3.50%	3.86%
Ratio of net operating expenses
(after waiver) to average net assets(6)	1.64	%(5)	1.67%	2.00%	2.00%	2.40%	2.66	%(7)
Ratio of net investment loss
(prior to waiver) to average net assets	(1.64	)%(5)	(1.66)%	(2.60)%	(2.52)%	(3.15)%	(3.65)%
Ratio of net investment loss
(after waiver) to average net assets(6)	(1.64	)%(5)	(1.59)%	(1.70)%	(1.62)%	(2.05)%	(2.45	)%(7)
Portfolio turnover rate(8)	13	%(4)	32%	83%	73%	63%	48%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2023, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB DISCOVERY FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period/year presented.

	Six Months Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period/year	$41.51		$24.65	$17.62	$16.96	$10.40	$11.16

Income (loss) from investment operations:
Net investment loss(1)	(0.34)		(0.69)	(0.38)	(0.32)	(0.30)	(0.28)
Net realized and unrealized gain (loss)
on investment transactions	(9.82)		19.66	7.41	0.96	6.86	(0.48)
Total from investment operations	(10.16)		18.97	7.03	0.64	6.56	(0.76)
Less distributions from net investment income	(0.07)		—	—	—	—	—
Less distributions from net realized gains	(0.73)		(2.24)	—	—	—	—
Paid in capital from redemption fees(2)	0.01		0.13	0.00 (3)	0.02	0.00 (3)	—
Net asset value, end of period/year	$30.56		$41.51	$24.65	$17.62	$16.96	$10.40
Total return	-24.83	%(4)	81.58%	39.90%	3.89%	63.08%	-6.81%

Supplemental data and ratios:
Net assets, end of period/year (in thousands)	$46,947		$81,297	$7,674	$4,254	$2,854	$1,514
Ratio of gross operating expenses
(prior to waiver) to average net assets	1.88	%(5)	1.87%	3.15%	3.15%	3.74%	4.11%
Ratio of net operating expenses
(after waiver) to average net assets(6)	1.88	%(5)	1.85%	2.30%	2.30%	2.64%	2.91	%(7)
Ratio of net investment loss
(prior to waiver) to average net assets	(1.88	)%(5)	(1.76)%	(2.83)%	(2.77)%	(3.41)%	(3.90)%
Ratio of net investment loss
(after waiver) to average net assets(6)	(1.88	)%(5)	(1.74)%	(1.98)%	(1.92)%	(2.31)%	(2.70	)%(7)
Portfolio turnover rate(8)	13	%(4)	32%	83%	73%	63%	48%
_______________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the period/year.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2023, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(7)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB FORWARD ETF
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months Ended		Period Ended
	February 28, 2022		August 31, 2021(1)
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$20.94		$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.07)		(0.02)
Net realized and unrealized gain (loss) on investment transactions	(6.47)		0.96
Total from investment operations	(6.54)		0.94
Less distributions from net investment income	(0.07)		—
Net asset value, end of period	$14.33		$20.94

Total returns:
Net Asset Value(3)	-31.31	%(4)	4.70	%(4)
Market Value(5)	-31.24	%(4)	4.55	%(4)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$5,160		$7,538
Ratio of net operating expenses to average net assets	0.75	%(6)	0.75	%(6)
Ratio of net investment loss to average net assets	(0.75	)%(6)	(0.75	)%(6)
Portfolio turnover rate(7)	26	%(4)	3	%(4)
_______________

(1)	Commencement of investment operations on July 13, 2021.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)	Not annualized.
(5)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(6)	Annualized.
(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2022 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of four “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”), the Jacob Discovery Fund (the “Discovery Fund”) and the Jacob Forward ETF (the “Forward ETF”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund, Discovery Fund and Forward ETF is long-term growth of capital.

The Investor Class and Institutional Class shares of the Internet Fund commenced operations on December 14, 1999 and December 31, 2021, respectively. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016.  Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund). The Forward ETF commenced operations on July 13, 2021.

The Internet Fund, Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. The Forward ETF currently offers one class of shares.  Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2022:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$20,977,680	$—		$—	$20,977,680
Business Services	15,812,762	—		—	15,812,762
Computer Programming, Data Processing, Etc.	13,150,933	723,082	(a)	—	13,874,015
Computer Peripheral Equipment	9,468,893	—		—	9,468,893
Patent Owners & Lessors	8,023,246	—		—	8,023,246
State Commercial Banks	7,726,426	—		—	7,726,426
Security Brokers, Dealers & Flotation Companies	5,996,400	—		—	5,996,400
Computer Communications Equipment	4,084,902	—		—	4,084,902
Computer Programming Services	3,803,700	—		—	3,803,700
Calculating & Accounting Machines
(No Electronic Computers)	2,898,210	—		—	2,898,210
Miscellaneous Amusement & Recreation	2,415,360	—		—	2,415,360
Computer Integrated Systems Design	1,855,750	—		—	1,855,750
Personal Services	1,843,616	—		—	1,843,616
Electric Services	1,832,923	—		—	1,832,923
Pharmaceutical Preparations	1,586,000	—		—	1,586,000
Communications Equipment	1,537,742	—		—	1,537,742
Semiconductors and Related Devices	1,479,951	—		—	1,479,951
Nonstore Retailers	1,370,400	—		—	1,370,400
Catalog & Mail-Order Houses	504,912	—		—	504,912
Real Estate	344,786	—		—	344,786
Retail Stores	—	22,792	(a)	—	22,792
Total Common Stocks	106,714,592	745,874		—	107,460,466
Short Term Investment
Money Market Fund	42,184	—		—	42,184
Total Investments in Securities	$106,756,776	$745,874		$—	$107,502,650

(a)	Certain non-U.S. dollar denominated securities use systematic fair valuation.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$1,645,044	$—	$—	$1,645,044
Prepackaged Software	1,389,944	—	—	1,389,944
Biological Products (No Diagnostic Substances)	1,375,029	—	—	1,375,029
Industrial Organic Chemicals	1,162,163	—	—	1,162,163
Surgical and Medical Instruments and Apparatus	1,069,634	—	—	1,069,634
Business Services	943,617	—	—	943,617
Patent Owners & Lessors	940,367	—	—	940,367
State Commercial Banks	894,255	—	—	894,255
Security Brokers, Dealers & Flotation Companies	689,933	—	—	689,933
Computer Peripheral Equipment	609,125	—	—	609,125
Miscellaneous Metal Ores	541,058	—	—	541,058
Computer Programming Services	490,800	—	—	490,800
Medical Laboratories	378,184	—	—	378,184
Calculating & Accounting Machines
(No Electronic Computers)	375,050	—	—	375,050
Family Clothing Stores	374,570	—	—	374,570
Eating Places	320,700	—	—	320,700
Personal Services	239,535	—	—	239,535
Computer Integrated Systems Design	224,209	—	—	224,209
Semiconductors and Related Devices	195,207	—	—	195,207
Nonstore Retailers	171,300	—	—	171,300
Miscellaneous Business Services	85,800	—	—	85,800
Total Common Stocks	14,115,524	—	—	14,115,524
Total Investments in Securities	$14,115,524	$—	$—	$14,115,524

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

The following is a summary of the inputs used to value the Discovery Fund’s investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$10,385,128	$—	$—	$10,385,128
Computer Peripheral Equipment	6,363,311	—	—	6,363,311
Prepackaged Software	5,150,635	—	—	5,150,635
Biological Products (No Diagnostic Substances)	4,688,855	—	—	4,688,855
Surgical and Medical Instruments and Apparatus	4,345,335	—	—	4,345,335
Business Services	3,568,875	—	—	3,568,875
Help Supply Services	3,424,229	—	—	3,424,229
Computer Communications Equipment	2,969,757	—	—	2,969,757
Miscellaneous Metal Ores	2,771,993	—	—	2,771,993
Industrial Organic Chemicals	2,371,790	—	—	2,371,790
Security Brokers, Dealers & Flotation Companies	2,051,400	—	—	2,051,400
State Commercial Banks	2,027,189	—	—	2,027,189
Calculating & Accounting Machines
(No Electronic Computers)	1,931,622	—	—	1,931,622
Medical Laboratories	1,929,283	—	—	1,929,283
Computer Processing & Data Preparation	1,463,042	—	—	1,463,042
Functions Related to Depository Banking	1,348,900	—	—	1,348,900
Electric Services	1,170,215	—	—	1,170,215
Communications Equipment	1,051,718	—	—	1,051,718
Semiconductors and Related Devices	996,419	—	—	996,419
Electronic Components & Accessories	861,480	—	—	861,480
Metal Mining	801,000	—	—	801,000
Gold and Silver Ores	720,000	—	—	720,000
Mining & Quarrying of
Nonmetallic Minerals (No Fuels)	688,200	—	—	688,200
Advertising Agencies	661,007	—	—	661,007
Amusement & Recreation Services	582,400	—	—	582,400
Computer Programming Services	—	419,710	—	419,710
Games, Toys & Children’s Vehicles
(No Dolls & Bicycles)	364,000	—	—	364,000
Nonstore Retailers	302,630	—	—	302,630
Advertising	286,200	—	—	286,200
Real Estate	236,392	—	—	236,392
Bottled & Canned Soft Drinks & Carbonated Waters	141,024	—	—	141,024
Total Common Stocks	65,654,029	419,710	—	66,073,739
Preferred Stocks
Advertising Agencies	—	—	67,738	67,738
Short Term Investment
Money Market Fund	1,135,161	—	—	1,135,161
Total Investments in Securities	$66,789,190	$419,710	$67,738	$67,276,638

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

The following is a reconciliation of Level 3 investments for the period from September 1, 2021 to February 28, 2022:

Preferred Stocks
Beginning Balance – September 1, 2021	$—
Acquisitions	18,017
Change in unrealized appreciation/depreciation	49,721
Ending Balance – February 28, 2022	$67,738
Change in unrealized appreciation/deprecation
on investments still held at February 28, 2022	$49,721

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During the six months ended February 28, 2022, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferable and non-tradable.

The following is a summary of the inputs used to value the Forward ETF’s investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$713,147	$—	$—	$713,147
Computer Programming, Data Processing, Etc.	560,691	—	—	560,691
Biological Products (No Diagnostic Substances)	525,506	—	—	525,506
Business Services	518,359	—	—	518,359
Pharmaceutical Preparations	444,829	—	—	444,829
Industrial Organic Chemicals	402,021	—	—	402,021
Surgical and Medical Instruments and Apparatus	351,417	—	—	351,417
Patent Owners & Lessors	320,986	—	—	320,986
State Commercial Banks	306,752	—	—	306,752
Security Brokers, Dealers & Flotation Companies	231,122	—	—	231,122
Computer Programmings Services	163,743	—	—	163,743
Medical Laboratories	163,371	—	—	163,371
Computer Peripheral Equipment	140,731	—	—	140,731
Miscellaneous Amusement & Recreation	94,933	—	—	94,933
Computer Integrated Systems Design	71,695	—	—	71,695
Nonstore Retailers	65,602	—	—	65,602
Semiconductors & Related Devices	60,054	—	—	60,054
Catalog & Mail-Order Houses	22,721	—	—	22,721
Total Common Stocks	5,157,680	—	—	5,157,680
Short Term Investment
Money Market Fund	1,344	—	—	1,344
Total Investments in Securities	$5,159,024	$—	$—	$5,159,024

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2021. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2021. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2021, open federal tax years include the tax years ended August 31, 2018 through August 31, 2020.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

(j) COVID-19 Pandemic—The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2022, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

Institutional Class

	Period Ended
	February 28, 2022(a)
	Shares	Amount
Sales	29,507	$217,581
Net increase	29,507	217,581
Shares Outstanding:
Beginning of period	—
End of period	29,507

(a)	Commencement of investment operations on December 31, 2021.

Investor Class

	Six Months Ended		Year Ended
	February 28, 2022		August 31, 2021
	Shares	Amount	Shares	Amount
Sales	1,270,721	$13,258,658	14,048,687	$152,314,100
Reinvestments	435,703	4,330,889	1,488,361	11,281,774
Redemptions	(3,803,398)	(36,271,192)	(9,164,639)	(94,471,649)
Redemption fees	—	19,708	—	344,107
Net increase (decrease)	(2,096,974)	$(18,661,937)	6,372,409	$69,468,332
Shares Outstanding:
Beginning of period/year	16,002,591		9,630,182
End of period/year	13,905,617		16,002,591
Total increase (decrease)
for the Fund		$(18,444,356)		$69,468,332

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Six Months Ended		Year Ended
	February 28, 2022		August 31, 2021
	Shares	Amount	Shares	Amount
Sales	4,734	$137,553	50,759	$2,297,866
Reinvestments	45,139	1,543,754	40,082	1,374,424
Redemptions	(24,041)	(917,310)	(212,661)	(8,156,837)
Redemption fees	—	946	—	16,757
Net increase (decrease)	25,832	$764,943	(121,820)	$(4,467,790)
Shares Outstanding:
Beginning of period/year	293,704		415,524
End of period/year	319,536		293,704

Investor Class
	Six Months Ended		Year Ended
	February 28, 2022		August 31, 2021
	Shares	Amount	Shares	Amount
Sales	17,957	$765,762	359,330	$16,139,271
Reinvestments	34,044	1,126,519	24,131	806,455
Redemptions	(242,242)	(9,419,648)	(139,909)	(5,827,929)
Redemption fees	—	681	—	14,588
Net increase (decrease)	(190,241)	$(7,526,686)	243,552	$11,132,385
Shares Outstanding:
Beginning of period/year	410,671		167,119
End of period/year	220,430		410,671
Total increase (decrease)
for the Fund		$(6,761,743)		$6,664,595

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

Transactions in shares of the Discovery Fund were as follows:

Institutional Class
	Six Months Ended		Year Ended
	February 28, 2022		August 31, 2021
	Shares	Amount	Shares	Amount
Sales	105,882	$4,499,769	634,097	$29,090,401
Reinvestments	13,389	560,864	34,419	1,093,502
Redemptions	(183,687)	(7,020,641)	(493,898)	(21,586,614)
Redemption fees	—	5,793	—	64,560
Other transaction	—	—	—	1,272
Net increase (decrease)	(64,416)	$(1,954,215)	174,618	$8,663,121
Shares Outstanding:
Beginning of period/year	665,264		490,646
End of period/year	600,848		665,264

Investor Class
	Six Months Ended		Year Ended
	February 28, 2022		August 31, 2021
	Shares	Amount	Shares	Amount
Sales	545,801	$20,483,723	3,453,116	$141,905,899
Reinvestments	37,569	1,423,115	22,974	661,186
Redemptions	(1,005,781)	(36,118,008)	(1,829,006)	(71,468,351)
Redemption fees	—	15,446	—	141,832
Other transaction	—	—	—	2,298
Net increase (decrease)	(422,411)	$(14,195,724)	1,647,084	$71,242,864
Shares Outstanding:
Beginning of period/year	1,958,451		311,367
End of period/year	1,536,040		1,958,451
Total increase (decrease)
for the Fund		$(16,149,939)		$79,905,985

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

Transactions in shares of the Forward ETF were as follows:

	Six Months Ended		Year Ended
	February 28, 2022		August 31, 2021(b)
	Shares	Amount	Shares	Amount
Sales	60,000	$1,100,389	360,000	$7,063,390
Redemptions	(60,000)	(997,390)	—	—
Transaction fees	—	43	—	2,082
Net increase	—	$103,042	360,000	$7,065,472
Shares Outstanding:
Beginning of period	360,000		—
End of period	360,000		360,000

(b)	Commencement of investment operations on July 13, 2021.

A 2% redemption fee is assessed on any shares of the Internet, Small Cap Growth and Discovery Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

Shares of the Forward ETF are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Forward ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Forward ETF offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The Forward ETF charges $250 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Forward ETF’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in the Forward ETF as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Forward ETF for the transaction costs associated with the cash transactions fees. Variable fees received by the Forward ETF, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2022:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund Institutional Class	2
Internet Fund Investor Class	2
Small Cap Growth Fund Institutional Class	3
Small Cap Growth Fund Investor Class	3
Discovery Fund Institutional Class	3
Discovery Fund Investor Class	3
Forward ETF	1

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2022, purchases and sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$29,417,133	$53,516,170
Small Cap Growth Fund	3,479,401	13,134,476
Discovery Fund	12,071,006	31,278,947
Forward ETF	1,757,135	1,780,043

During the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
Forward ETF	$1,061,582	$979,186

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2022.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

NOTE 5—TAX INFORMATION

At August 31, 2021, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Discovery	Forward
	Fund	Growth Fund	Fund	ETF
Cost of Investments	$99,118,375	$20,990,264	$98,752,659	$7,035,141
Gross unrealized appreciation	80,001,768	11,452,343	26,579,342	691,154
Gross unrealized depreciation	(8,910,203)	(2,099,475)	(13,627,413)	(183,862)
Net unrealized appreciation	$71,091,565	$9,352,868	$12,951,929	$507,292
Undistributed ordinary income	—	—	721,115	1,720
Undistributed long-term capital gains	1,582,410	1,557,099	1,440,476	—
Total distributable earnings	$1,582,410	$1,557,099	$2,161,591	$1,720
Other accumulated losses	$(1,582,132)	$—	$—	$(36,181)
Total accumulated earnings	$71,091,843	$10,909,967	$15,113,520	$472,831

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  At August 31, 2021, the Forward ETF had $36,181 in short-term capital loss carryovers which are non-expiring. To the extent the Forward ETF realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

As of the fiscal year end August 31, 2021, the Internet Fund deferred, on a tax basis, late year losses of $1,582,132.

Dividends from net investment income and net realized gains, if any, are declared and paid at least annually for all Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended February 28, 2022, and the fiscal year ended August 31, 2021, were as follows:

	Six Months Ended February 28, 2022			Year Ended August 31, 2021
	Ordinary	Long-Term	Total	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions	Income	Capital Gains	Distributions
Internet Fund	$83,992	$4,369,883	$4,453,875	$—	$11,729,504	$11,729,504
Small Cap Growth Fund	478,745	2,272,220	2,750,965	1,116,015	1,139,453	2,255,468
Discovery Fund	721,138	1,440,480	2,161,618	349,378	1,433,955	1,783,333
Forward ETF	26,864	—	26,864	—	—	—

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

Reclassification Adjustments:  Capital stock and distributable earnings (consisting of accumulated net investment income (loss) and accumulated net realized gain (loss)) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, equalization, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2021 reclassifications were recorded as follows:

	Internet	Small Cap	Discovery
	Fund	Growth Fund	Fund
Distributable Earnings	$(3,232,697)	$(1,043,405)	$(2,862,996)
Capital Stock	3,232,697	1,043,405	2,862,996

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation compensates the Adviser for its management services based on an annual rate of 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 0.75% of the Forward ETF’s average daily net assets. The adviser fee of the Forward ETF is a unitary fee, whereby the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) payments under the Fund's Rule 12b-1 plan, (ii) brokerage commissions and other expenses incidental to transactions in portfolio securities or instruments, (iii) acquired fund fees and expenses, (iv) taxes (including accrued deferred tax liability), (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Corporation or a Fund may be a party and indemnification of the Directors and officers with respect thereto), and (vii) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

Effective June 1, 2021, the Corporation compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 0.90% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.80% of annual average daily net assets over $250 million. Prior to June 1, 2021, the Corporation compensated the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 5, 2023. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2022, fees of $2 were waived by the Adviser with respect to the Internet Fund.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Small Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 5, 2023.  The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2022, fees of $5,492 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Discovery Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 5, 2023.  The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2022, the Adviser did not waive any fees with respect to the Discovery Fund.  The amounts below are eligible for recoupment by the Adviser, however, the Adviser has not begun recouping as of February 28, 2022.

Following is a schedule of when fees may be recouped:

Internet	Small Cap	Discovery
Fund	Growth Fund	Fund	Expiration
$—	$27,431	$55,026	August 31, 2022
—	90,687	130,104	August 31, 2023
—	17,434	24,199	August 31, 2024
2	5,492	—	August 31, 2025
$2	$141,044	$209,329

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 5, 2023, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $185,282 in expenses pursuant to the Internet Fund Plan for the six months ended February 28, 2022.

The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Discovery Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis.  Effective September 1, 2016 through at least January 5, 2023, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $11,506 and the Discovery Fund incurred $85,723 in expenses pursuant to the Plan for the six months ended February 28, 2022.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.

Science and Technology Risk:  The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2022 (Unaudited)

existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events after February 28, 2022 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 28, 2022 for the Internet Fund, Small Cap Growth Fund, Discovery Fund and Forward ETF

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2021–2/28/2022) for the Internet Fund, Small Cap Growth Fund, Discovery Fund and Forward ETF.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Institutional Class

	Beginning Account	Ending Account	Expenses Paid
	Value	Value 2/28/22	During the Period
Actual*	$1,000.00	$ 812.40	$3.88
Hypothetical (5% annual return before expenses)**	$1,000.00	$1,003.80	$4.29
_______________
*
Actual expenses are equal to the Institutional Class’s annualized expense ratio of 2.65% multiplied by the average account value over the period, multiplied by 59/365 to reflect the most recent fiscal period end since the Class commenced operations on December 31, 2021.

**
Hypothetical expenses are equal to the Institutional Class’s annualized expense ratio of 2.65% multiplied by the average account value over the period commencing September 1, 2021, multiplied by 181/365 to reflect information had the Class been in operation for the entire fiscal half year.

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22*
Actual	$1,000.00	$ 746.50	$8.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.20	$9.66
_______________
*	Expenses are equal to the Internet Fund’s annualized expense ratio of 1.93% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22*
Actual	$1,000.00	$ 709.30	$8.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$9.74
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22*
Actual	$1,000.00	$ 707.80	$ 9.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.77	$11.10
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.22% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Discovery Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22*
Actual	$1,000.00	$ 752.80	$7.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.22
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.64% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Discovery Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22*
Actual	$1,000.00	$ 751.70	$8.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.45	$9.42
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 1.88% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Forward ETF

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22*
Actual*	$1,000.00	$ 686.90	$3.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76
_______________
*	Actual expenses are equal to the Forward ETF’s annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2021, the Board of Directors (the “Board”), including all of the Independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”) and Jacob Discovery Fund (the “Discovery Fund” and, together with the Internet Fund and the Small Cap Fund, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) (collectively, the “Investment Advisory Agreements”) for an additional year. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company, on behalf of the Internet Fund, Small Cap Fund and Discovery Fund (collectively, the “Fee Waiver Agreements”), which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.

In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, such as: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) each Fund’s performance; (iii) each Fund’s fees and expenses; (iv) the costs of the services provided and the profits realized by the Adviser; (v) whether economies of scale would be realized by the Adviser with respect to each Fund as it grows larger and the extent to which this is reflected in the level of the management fee charged, specifically the Adviser’s continued monitoring of the appropriateness of existing fee breakpoints in the management fees for each Fund. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser; (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the management fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses; (x) a description of errors and omission insurance coverage that is currently in place; (xi) a copy of the Investment Advisory Agreements with the Adviser, which, among other things, described the services provided to the Funds and the compensation to be paid for such services; (xii) a copy of the Fee Waiver Agreements with the Adviser; (xiii) Morningstar Inc. (“Morningstar”) comparative industry peer group data for the Funds’ performance for various periods ended August 31, 2021; and (xiv) Morningstar comparative industry peer group data regarding the investment advisory fees and net expense ratios of the Funds (less Rule 12b-1 fees) for the period ended August 31, 2021.

When considering the nature and quality of the services provided by the Adviser to the Funds, the Board reviewed: (a) the scope and depth of the Adviser’s organization; (b) the experience and expertise of the Adviser’s investment professionals that provide management services to the Funds; and (c) the Adviser’s investment advisory capabilities. The Board evaluated the Adviser’s portfolio management process and investment approach. The Board also considered

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

the nature and character of non-investment management services that are provided by the Adviser, including certain administrative services and the Adviser’s marketing strategy for the Funds. After analyzing the caliber of services provided by the Adviser to the Funds, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services provided to the Funds were consistent with the terms of the Investment Advisory Agreements and the Funds’ operational requirements.

The Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year, attention in assessing performance was given to the comparative data furnished in connection with the renewal of the Investment Advisory Agreements. In particular, the Board noted the performance of each Fund relative to its Morningstar peer group and benchmark indices over various periods ended August 31, 2021.

With respect to the Internet Fund, the Board considered that the Fund’s performance results were above the median and average performance of its Morningstar peer group (US Fund Technology Funds Category) for the year-to-date, one-, three-, five- and ten-year periods ended August 31, 2021. The Board considered that the Internet Fund was ranked first among Morningstar peer group and it had also outperformed its benchmark index (the Nasdaq Composite Index) for the same periods.

With respect to the Small Cap Fund, the Board considered that the Fund’s performance results were above the median performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the one-, three- and five-year periods, and overperformed comparatively with the average performance of the Morningstar category for the same periods, as well as the year-to-date period ended August 31, 2021. The Board considered that the Small Cap Fund had also outperformed its benchmark index (the Russell 2000 Growth Index) for the year-to-date, one-, three-, and five-year periods.

With respect to the Discovery Fund, the Board considered that the Fund’s performance results were above the median and average performance of its Morningstar peer group (US Fund Small Growth Fund Category) for the year-to-date and one-, three-, and five-year periods. The Board considered that the Discovery Fund’s Morningstar net expense ratio versus three-year return among peer group percentile ranking was 4%. The Board noted that the Discovery Fund significantly outperformed its benchmark indices (Russell Microcap Growth Index and Russell 2000 Growth Index) for the one-, three- and five-year performance periods as of August 31, 2021.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s Morningstar peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses, noting the relatively small size of the Small Cap Fund. Mr. Jacob discussed the Adviser’s ongoing effort to increase economies of scales to reduce fund expenses, and the plan to continue waiving the right to recoupment in an effort to achieve lower expense ratios for the Funds. The Board also noted its intention to continue to maintain the 12b-1 fees payable under the distribution and service plans of the Funds at 25 basis points, which went into effect on September 1, 2016 (Investor Class shares only), through at least January 5, 2023.

With respect to the advisory fees and overall expenses of the Internet Fund, the Board considered that the Internet Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) were above the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Internet Fund, each to be continued through at least January 5, 2023. The Board discussed the competitiveness of the Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

size of the Internet Fund and noted that the Internet Fund’s expenses had been subsidized by an advisory fee waiver over various periods. While noting the Internet Fund’s advisory fees and overall expenses compared to the Morningstar peer group, including percentile rankings, the Board was satisfied overall that the Adviser has taken actions in an effort to improve the Internet Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Small Cap Fund, the Board considered that the Small Cap Fund’s net expense ratio (excluding 12b-1 fees) for Investor Class shares was above the median and average of its Morningstar peer group, however, the Small Cap Fund’s advisory fees were below the median and average of its Morningstar peer group. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Fund, each to be continued through at least January 5, 2023. The Board discussed the competitiveness of the Small Cap Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Small Cap Fund and noted that the Fund’s expenses were subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels) over a period of time during the fiscal year ended August 31, 2021. The Board was satisfied that the Adviser has taken actions to improve the Small Cap Fund’s comparative expenses.

With respect to the advisory fees and overall expenses of the Discovery Fund, the Board considered that the Discovery Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) for Investor Class shares were above the median and average of its Morningstar peer groups. The Board also considered the Fee Waiver Agreement and reduction in 12b-1 fees payable under the distribution and service plan of the Discovery Fund, each to be continued through at least January 5, 2023. The Board discussed the competitiveness of the Discovery Fund’s advisory fees and net expense ratio (excluding 12b-1 fees) in light of the size of the Discovery Fund and noted that the Discovery Fund’s expenses were subsidized by an advisory fee waiver (where the Adviser will waive a portion of its advisory fees above certain expense levels) over a period of time during the fiscal year ended August 31, 2021. The Board was satisfied that the Adviser has taken actions to improve the Discovery Fund’s comparative expenses.

The Board discussed the profitability, projected revenue growth and financial viability of the Adviser; other benefits received by the Adviser in connection with the management of the Funds; the extent to which there are economies of scale in the provision of advisory services; and whether the Adviser may realize additional economies of scale in the future. In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements, the Independent Directors received assistance and advice from independent legal counsel and counsel to the Company.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Independent Director not necessarily attributing the same weight to each factor, the Independent Directors concluded that (i) the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Jacob Funds Inc. (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) on behalf of each of its series (each, a “Fund” and collectively, the “Funds”). The Jacob Forward ETF series is referred to herein as the “Forward ETF” and the other series of the Trust are referred to collectively as the “Mutual Funds.”

The Board of Trustees of the Trust (the “Board”) previously approved the designation of Jacob Asset Management of New York LLC (“JAM”) as the program administrator for the Program. As required by the Liquidity Rule, JAM provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), as applicable, and any material changes to the Program (the “Report”). The Report covered the period from September 1, 2020 through August 31, 2021 (the “Review Period”).

The Report reviewed notable liquidity events during the Review period, including the ongoing impact of the coronavirus outbreak on the Funds and the overall market. The Report also discussed the Program’s liquidity classification process, as applicable to the Mutual Funds, which includes input from a third-party liquidity data vendor, and reviewed the process for reporting the Funds’ liquidity classifications on Form N-PORT. In addition, the Report discussed JAM’s annual review of each Fund’s liquidity risk and key conclusions from the review.

The Report noted that each Mutual Fund primarily holds highly liquid investments and, accordingly, no Fund (including the Forward ETF that operates as an in-kind exchange-traded fund under the Liquidity Rule) established or was required to implement an HLIM during the Review Period. The Report also stated that no Fund exceeded the 15% limitation on illiquid investments during the Review Period.

In addition, the Report stated that material changes were made to the Program during the Review Period to include the Forward ETF. The Report further stated that JAM concluded the Program operated and was effectively implemented in accordance with the requirements of the Liquidity Rule during the Review Period, and is reasonably designed to assess and manage the Funds’ liquidity risks.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Form N-PORT is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Small Cap Growth Fund	2.83%
Discovery Fund	11.32%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2021 is as follows:

Small Cap Growth Fund	1.89%
Discovery Fund	11.32%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Small Cap Growth Fund	100.00%
Discovery Fund	100.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2021:

Internet Fund	$14,962,201
Small Cap Growth Fund	$1,805,168
Discovery Fund	$4,296,951

 (This Page Intentionally Left Blank.)

Semi-Annual Report
February 28, 2022

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB DISCOVERY FUND
JACOB FORWARD ETF

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund , the Jacob Discovery Fund and the Jacob Forward ETF and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)*    /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    April 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    April 22, 2022

By (Signature and Title)*    /s/Alenoush Terzian
Alenoush Terzian, Treasurer/Principal Financial Officer

Date    April 22, 2022